Subsequent Events (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2025	Nov. 05, 2025	Oct. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Price of closing per share value (in Dollars per share)	$ 5,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Sold shares				146,091	9,906	3,528		30,583	16,878
Purchase price per shares (in Dollars per share)				$ 12	$ 66.4	$ 12	$ 66.4	$ 61.9	$ 196.5
Additional sharebased compensation expense (in Dollars)				$ 93,000	$ 534,000	$ 642,000	$ 2,695,000	$ 3,225,000	$ 2,980,000
Common Stock [Member]
Subsequent Events [Line Items]
Purchase price per shares (in Dollars per share)				$ 55.1		$ 55.1		$ 750
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Grant shares						30,300
Additional sharebased compensation expense (in Dollars)				$ 598,000		$ 1,128,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Agreement valuation (in Dollars)	$ 10,000,000
Percentage of shares owned by shareholders	3.80%
Price of closing per share value (in Dollars per share)	$ 6.25
Number of weighted average share price per shares (in Dollars per share)	$ 25
Purchase price (in Dollars)	$ 1,000
Aggregate purchase price (in Dollars)	$ 3,000,000
Number of unpaid dividends per shares (in Dollars per share)	$ 5.5
Affiliates beneficially excess percentage	19.99%
Aggregate gross purchase (in Dollars)	$ 1,000,000,000
Percentage of purchase agreement shares	19.99%
Principal of repay amount (in Dollars)	$ 1,500,000
Outstanding repayment (in Dollars)	$ 3,000,000
Granted RSu's			51,258
Exercise price (in Dollars per share)		$ 1.25
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Effective interest rate	111.64%
Subsequent Event [Member] | Nonqualified Stock Options [Member]
Subsequent Events [Line Items]
Reverse stock split shares		238,992
Additional shares		80,000
Subsequent Event [Member] | Director [Member] | Nonqualified Stock Options [Member]
Subsequent Events [Line Items]
Cancelled shares		61,250
Additional shares		61,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase price per shares (in Dollars per share)	$ 5.3
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Granted RSu's			10,549
Cancelled shares		171,806
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Subsequent Events [Line Items]
Cancelled shares		40,849
Subsequent Event [Member] | Corvex [Member]
Subsequent Events [Line Items]
Agreement valuation (in Dollars)	$ 250,000,000
Number of weighted average share price per shares (in Dollars per share)	$ 15
Subsequent Event [Member] | Pre-Merger Corvex [Member]
Subsequent Events [Line Items]
Percentage of shares owned by shareholders	96.90%
Subsequent Event [Member] | Pre-Merger [Member]
Subsequent Events [Line Items]
Percentage of shares owned by shareholders	3.10%
Subsequent Event [Member] | Series A Subscription Agreement [Member]
Subsequent Events [Line Items]
Percentage of shares owned by shareholders	96.20%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001
Sold shares	3,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Grant shares		441,242
Common Stock [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Events [Line Items]
Additional sharebased compensation expense (in Dollars)		$ 1,900,000
Common Stock [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Subsequent Events [Line Items]
Additional sharebased compensation expense (in Dollars)		$ 400,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Consecutive trading days	20 days
Minimum [Member] | Subsequent Event [Member] | Corvex [Member]
Subsequent Events [Line Items]
Consecutive trading days	20 days
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Consecutive trading days	30 days
Maximum [Member] | Subsequent Event [Member] | Corvex [Member]
Subsequent Events [Line Items]
Consecutive trading days	30 days